DEBT (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of Long-Term and Other Debt
The Company’s long-term and other debt as of December 31, 2021 and 2020 consisted of the following:

	As of December 31, 2021	As of December 31, 2020

Trilogy LLC 2022 Notes	$—	$350,000
TISP 8.875% Notes	367,707	—
New Zealand 2023 Senior Facilities Agreement	194,801	205,561
TISP 10.0% Notes	51,000	50,000
New Zealand EIP Receivables Financing Obligation	26,788	15,053
Bolivian Bond Debt	20,114	20,114
Bolivian 2023 Bank Loan	4,444	6,224
Bolivian Tower Transaction Financing Obligation	4,166	4,546
Bolivian 2022 Bank Loan	2,625	4,373
Other	3,803	5,837

	675,448	661,708
Less: deferred financing costs	(4,597)	(6,668)
Less: unamortized discount	(7,577)	(3,284)

Total debt and financing lease liabilities	663,274	651,756
Less: current portion of debt and financing lease liabilities	(31,589)	(21,001)

Total long-term debt and financing lease liabilities	$631,685	$630,755

Schedule of Future Maturities of Long-term and Other debt, Excluding Unamortized Debt Discounts and Deferred Financing Costs
As of December 31, 2021, the future maturiti
e
s of long-term and other debt, excluding deferred financing costs and unamortized debt discounts, consisted of the following:

Years Ending December 31,
2022	$31,589
2023	616,975
2024	7,131
2025	6,122
2026	4,207
Thereafter	9,424

Total	$675,448

Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2021	2020	2019

Income and withholding tax paid	$12,027	$16,019	$11,874

Interest Paid [Member]
Supplemental Cash Flow Disclosure	Supplemental Cash Flow Disclosure:

	Years Ended December 31,
	2021	2020	2019
Interest paid, net of capitalized interest	$46,495	$40,315	$42,623